Note 10 - Decommissioning Provision (Tables)	12 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure detail information about decommissioning provision [text block]
$
Beginning balance at June 30, 2019	-
Initial recognition	136,280
Balance at June 30, 2020	136,280
Effect of movement in foreign exchange rates	(12,340)
Balance at June 30, 2021	123,940